CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Cash and cash equivalents [Abstract]
Cash for immediate withdrawal in USD	$ 12,425	$ 13,997
Cash for immediate withdrawal in New Israeli Shekels ("NIS")	517	1,290
Cash for immediate withdrawal in Euro and other currencies	14	14
Cash and cash equivalents	$ 12,956	$ 15,301	[1]	$ 20,772		$ 28,980

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.